STATEMENTS OF CASH FLOWS (Parenthetical)	12 Months Ended
Dec. 31, 2024 shares
Nacs LLC | Taylor Freres Settlement Agreements | Taylor Frres Americas LLP ("TFA")
Number of series B units transfer	349,871